Material Accounting Policies - Additional Information (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Material Accounting Policies [Line Items]
Description of breach of contract	default or being more than 360 days past due
Tax rate effect of expense not deductible in determining taxable profit (tax loss)	9.19%	1.81%	(27.73%)
Description of severance payment	50% of a current remuneration as of the date of deposit
Description of approved dividends distribution per year	distribution of the available profits, up to S/ 10,000 thousand per year
Healthcare services revenue	S/ 2,918,881	S/ 3,012,454	S/ 2,695,860
Healthcare services [Member]
Disclosure of Material Accounting Policies [Line Items]
Healthcare services revenue	S/ 25,600	S/ 22,433	S/ 11,382
Healthcare services [Member] | Performance obligations satisfied at point in time [member]
Disclosure of Material Accounting Policies [Line Items]
Description of significant payment terms in contracts with customers	Generally, invoices are payable in average within 120 to 150 days for insurance companies and third parties are charged within 30 to 60 days.
Sale of medicines [Member] | Performance obligations satisfied at point in time [member]
Disclosure of Material Accounting Policies [Line Items]
Description of significant payment terms in contracts with customers	In general, invoices are payable at the time of issuance and after invoicing, in the case of hospitalized patients.
Consorcio Trecca [Member]
Disclosure of Material Accounting Policies [Line Items]
Proportion of ownership interest in subsidiary	99.99%
Peruvian subsidiaries [Member]
Disclosure of Material Accounting Policies [Line Items]
Tax rate effect of expense not deductible in determining taxable profit (tax loss)	5.00%
Mexican subsidiaries [Member]
Disclosure of Material Accounting Policies [Line Items]
Tax rate effect of expense not deductible in determining taxable profit (tax loss)	10.00%
Hospital y Clinica OCA S.A. de C.V [member]
Disclosure of Material Accounting Policies [Line Items]
Useful life measured as period of time, property, plant and equipment	8 years
Patología Oncológica S.A.C [member]
Disclosure of Material Accounting Policies [Line Items]
Useful life measured as period of time, property, plant and equipment	18 years
Oncogenomics S.A.C. [member]
Disclosure of Material Accounting Policies [Line Items]
Useful life measured as period of time, property, plant and equipment	17 years
Promotora Médica las Américas S.A. [member]
Disclosure of Material Accounting Policies [Line Items]
Useful life measured as period of time, property, plant and equipment	10 years